Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2022	2023
	RMB	RMB
Receivables for technical service fees from borrowers and financial partners	12,998	10,193
Receivables for marketplace service fees from asset management companies	1,394	262
Receivables for marketplace service fees from insurance companies and others	11,342	1,815
Total accounts receivable	25,734	12,270
Allowance for credit losses	(7,107)	(10,701)
Accounts receivable, net	18,627	1,569

Schedule of movement of allowance for credit losses

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	369	4,396	7,107
Additions	1,152	2,775	6,248
Charge-off reversal/(Charge-off)	2,875	(64)	(2,903)
Impact of adoption of ASC 326	—	—	249
Balance at end of the year	4,396	7,107	10,701